Bank Note Payable (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Bank Loans/Bank Note Payable [Abstract]
Schedule of bank notes payable
	December 31,	December 31,
	2017	2016
Beijing Bank (“BJB”)	$-	$720,000
Total	$-	$720,000